Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
LOANS
LOANS

7. LOANS

        The loan portfolio classified by type and class as of the dates set forth were as follows:

	March 31, 2015
	Originated	Acquired	Total
	(Dollars in thousands)
Commercial & industrial	$724,871	$19,509	$744,380
Real estate:
Owner occupied commercial real estate	152,034	14,570	166,604
Commercial real estate	338,709	28,362	367,071
Construction, land & land development	262,406	10,719	273,125
Residential mortgage	111,163	138,428	249,591
Consumer and other	6,970	3,101	10,071

Total loans held for investment	$1,596,153	$214,689	$1,810,842

Total loans held-for-sale	$939	$—	$939

	December 31, 2014
	Originated	Acquired	Total
	(Dollars in thousands)
Commercial & industrial	$759,810	$28,600	$788,410
Real estate:
Owner occupied commercial real estate	148,197	15,395	163,592
Commercial real estate	308,521	30,485	339,006
Construction, land & land development	230,143	10,523	240,666
Residential mortgage	107,275	149,791	257,066
Consumer and other	6,785	3,630	10,415

Total loans held for investment	$1,560,731	$238,424	$1,799,155

Total loans held-for-sale	$573	$—	$573

        The loan portfolio is comprised of three types, commercial and industrial loans, real estate loans and consumer and other loans. The real estate loans are further segregated into owner occupied commercial real estate, commercial real estate, which includes multi-family loans, construction, land and land development, which includes both commercial construction and loans for the construction of residential properties and residential mortgage, which includes first and second liens and home equity lines. Consumer and other loans includes various types of loans to consumers and overdrafts. Loans are further separated between loans originated by Green and loans acquired.

        Included in the loans held for investment balance was $10.0 million and $10.3 million of net deferred loan origination fees and unamortized premium and discount at March 31, 2015 and December 31, 2014, respectively. Also included in loans at March 31, 2015 and December 31, 2014, respectively was $905 thousand and $1.4 million in non-accretable discount on acquired credit impaired loans. Accrued interest receivable on loans was $5.0 million and $4.5 million at March 31, 2015 and December 31, 2014, respectively. Consumer and other loans include overdrafts of $55 thousand and $51 thousand as of March 31, 2015 and December 31, 2014, respectively.

        The loan portfolio consists of various types of loans made principally to borrowers located in the Houston, Dallas, Austin and Louisville metropolitan areas. Although the portfolio is diversified and generally secured by various types of collateral, a substantial portion of its debtors' ability to honor their obligations is dependent on local economic conditions. The risks created by this geographic concentration and Green's exposure to energy related borrowers have been considered by management in the determination of the adequacy of the allowance for loan losses.

        Reserved-based energy loans outstanding represented approximately 7.6% and 8.7% of total funded loans, respectively, as of March 31, 2015 and December 31, 2014. Energy related service industry loans represented approximately 4.8% and 5.2% of total funded loans, respectively, as of March 31, 2015 and December 31, 2014. None of these loans were impaired as of March 31, 2015. Management believes the allowance for loan losses is appropriate to cover estimated losses on loans at each balance sheet date.

        Loan maturities and rate sensitivity of the loans held for investment, as of the date indicated, was as follows:

	March 31, 2015
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)
Commercial & industrial	$243,532	$444,662	$56,186	$744,380
Real estate:
Owner occupied commercial real estate	24,158	61,166	81,280	166,604
Commercial real estate	25,263	265,775	76,033	367,071
Construction, land & land development	65,566	123,082	84,477	273,125
Residential mortgage	4,905	58,945	185,741	249,591
Consumer and Other	6,329	2,942	800	10,071

Total loans held for investment	$369,753	$956,572	$484,517	$1,810,842

Fixed rate	$44,040	$223,689	$98,549	$366,278
Floating rate	325,713	732,883	385,968	1,444,564

Total loans held for investment	$369,753	$956,572	$484,517	$1,810,842

        In the ordinary course of business, Green has granted loans to certain directors, officers and their affiliates. In the opinion of management, all transactions entered into between Green and such related parties have been and are in the ordinary course of business, made on the same terms and conditions as similar transactions with unaffiliated persons.

        An analysis of activity with respect to these related-party loans for the periods ended March 31, 2015 and December 31, 2014 was as follows:

	March 31, 2015	December 31, 2014
	(Dollars in thousands)
Beginning balance	$—	$—
Advances	—	2
Repayments	—	(2)

Ending Balance	$—	$—

        Acquired Loans—The outstanding principal balance and recorded investment in the total acquired loans from all acquisitions, as of the dates set forth, was as follows:

	March 31, 2015	December 31, 2014
	(Dollars in thousands)
Credit impaired acquired loans:
Outstanding principal balance	$15,417	$16,224
Recorded investment	13,409	14,154

Discount, net	$2,008	$2,070

Other acquired loans:
Outstanding principal balance	202,804	226,284
Deferred fees, net	(58)	(3)
Recorded investment	201,280	224,270

Discount, net	$1,466	$2,011

Total acquired loans:
Outstanding principal balance	218,221	242,508
Deferred fees, net	(58)	(3)
Recorded investment	214,689	238,424

Discount, net	$3,474	$4,081

        Changes in the accretable yield for credit impaired acquired loans for the periods indicated, were as follows:

	Three Months Ended March 31,
	2015	2014
	(Dollars in thousands)
Balance at beginning of period	$685	$603
Additions	—	62
Reclassifications from nonaccretable yield	480	161
Accretion	(63)	(141)

Balance at period end	$1,102	$685

        Purchased credit impaired loans are evaluated on an ongoing basis after acquisition. Reclassifications from nonaccretable yield to accretable yield are recorded based on the current estimates of the timing and amount of expected future cash flows.

        Nonaccrual and Past Due Loans—When management doubts a borrower's ability to meet payment obligations, which typically occurs when principal or interest payments are more than 90 days past due, the loans are placed on nonaccrual status.

        The age analysis of loans, segregated by class, as of the dates set forth was as follows:

	March 31, 2015
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)
Originated Loans
Commercial & industrial	$2,898	$—	$2,898	$3,319	$—	$718,654	$724,871
Real estate:
Owner occupied commercial real estate	379	—	379	1,029	—	150,626	152,034
Commercial real estate	—	—	—	—	—	338,709	338,709
Construction, land & land development	2	—	2	516	—	261,888	262,406
Residential mortgage	728	—	728	1,279	—	109,156	111,163
Consumer and other	109	—	109	—	—	6,861	6,970

Total loans held for investment	$4,116	$—	$4,116	$6,143	$—	$1,585,894	$1,596,153

Acquired Loans
Commercial & industrial	$649	$—	$649	$—	$2,055	$16,805	$19,509
Real estate:
Owner occupied commercial real estate	—	—	—	—	1,063	13,507	14,570
Commercial real estate	1,139	—	1,139	547	7,145	19,531	28,362
Construction, land & land development	468	—	468	—	57	10,194	10,719
Residential mortgage	1,201	—	1,201	212	3,089	133,926	138,428
Consumer and other	29	7	36	—	—	3,065	3,101

Total loans held for investment	$3,486	$7	$3,493	$759	$13,409	$197,028	$214,689

	December 31, 2014
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)
Originated Loans
Commercial & industrial	$7,266	$—	$7,266	$1,789	$—	$750,755	$759,810
Real estate:
Owner occupied commercial real estate	1,464	—	1,464	173	—	146,560	148,197
Commercial real estate	—	—	—	—	—	308,521	308,521
Construction, land & land development	677	—	677	940	—	228,526	230,143
Residential mortgage	382	16	398	1,277	—	105,600	107,275
Consumer and other	217	—	217	95	—	6,473	6,785

Total loans held for investment	$10,006	$16	$10,022	$4,274	$—	$1,546,435	$1,560,731

Acquired Loans
Commercial & industrial	$137	$—	$137	$—	$2,432	$26,031	$28,600
Real estate:
Owner occupied commercial real estate	—	—	—	—	1,248	14,147	15,395
Commercial real estate	1,141	—	1,141	570	7,261	21,513	30,485
Construction, land & land development	2,048	—	2,048	—	72	8,403	10,523
Residential mortgage	981	—	981	—	3,141	145,669	149,791
Consumer and other	7	—	7	—	—	3,623	3,630

Total loans held for investment	$4,314	$—	$4,314	$570	$14,154	$219,386	$238,424

        Impaired Loans—The following is a summary of information related to nonaccrual restructured loans and accruing loans past due 90 days or more as of the dates set forth:

	March 31, 2015	December 31, 2014
	(Dollars in thousands)
Nonaccrual loans	$3,789	$2,127
Accruing loans past due 90 days or more	7	16
Restructured loans—nonaccrual	3,113	2,717
Restructured loans—accruing	2,390	2,257

Total nonperforming loans	$9,299	$7,117

        Based on an analysis of impaired loans at March 31, 2015 and December 31, 2014, an allowance of $433 thousand and $468 thousand, respectively, was allocated to impaired loans. The average recorded investment in impaired loans for the three months ended March 31, 2015, and for the year ended December 31, 2014, was $9.1 million and $11.7 million, respectively. There was approximately $53 thousand and $55 thousand in interest recognized on impaired loans, for the three months ended March 31, 2015 and 2014, respectively. Interest recognized includes interest accrual on restructured loans that are performed based on their restructured terms and interest calculated on paid nonaccrual loans.

        Impaired loans of $6.9 million and $4.8 million at March 31, 2015 and December 31, 2014 respectively, have been categorized by management as nonaccrual loans. Interest foregone on nonaccrual loans for the three months ended March 31, 2015 and 2014 was approximately $164 thousand and $398 thousand, respectively.

        The following table presents additional information regarding impaired loans that were individually evaluated for impairment as of the dates indicated:

	March 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial & industrial	$1,433	$1,442	$—
Owner occupied commercial real estate	1,029	1,034	—
Commercial real estate	547	547	—
Construction, land & land development	2,430	2,431	—
Residential mortgage	1,263	1,264	—
Consumer and other	152	152	—
With an allowance recorded:
Commercial & industrial	$2,210	$2,211	$261
Residential mortgage	228	228	172
Total:
Commercial & industrial	$3,643	$3,653	$261
Owner occupied commercial real estate	1,029	1,034	—
Commercial real estate	547	547	—
Construction, land & land development	2,430	2,431	—
Residential mortgage	1,491	1,492	172
Consumer and other	152	152	—

	$9,292	$9,309	$433

	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial & industrial	$1,424	$1,424	$—
Owner occupied commercial real estate	173	173	—
Commercial real estate	2,506	2,510	—
Construction, land & land development	969	969	—
Residential mortgage	1,277	1,277	—
Consumer and other	155	156	—
With an allowance recorded:
Commercial & industrial	$502	$502	$373
Consumer and other	95	95	95

Total:
Commercial & Industrial	$1,926	$1,926	$373
Owner occupied commercial real estate	173	173	—
Commercial real estate	2,506	2,510	—
Construction, land & land development	969	969	—
Residential mortgage	1,277	1,277	—
Consumer and other	250	251	95

	$7,101	$7,106	$468

        Credit Quality—Internally assigned risk grades for loans are defined as follows:

          Grade 1 (Highest Quality—No Apparent Risk)—This category includes loans to borrowers of unquestioned credit standing which are secured by readily marketable collateral of undisputed value, with appropriate margin. It also includes loans to borrowing entities with: excellent capitalization, liquidity and earnings levels; quality management; positive financial trends; and favorable industry conditions.

          Grade 2 (Good Quality—Minimal Risk)—This category includes loans to investment grade entities with: good liquidity and financial condition, nominal term debt, strong debt service capability, solid management, and quality financial information. These loans are usually secured with current assets, but may be unsecured. Alternative financing from other lenders is generally available to these borrowers.

          Grade 3 (Satisfactory Quality—Acceptable Risk—Tier One)—This category includes loans to entities maintaining fair liquidity and acceptable financial conditions. The level of term debt is moderate, with adequate debt service capability. Earnings may be volatile, but borrowers in this category generally do not show a loss within the last three years. Primary debt service must be supported by identified secondary repayment sources or by guarantors with adequate and proven responsibility and capacity.

          Grade 4 (Satisfactory Quality—Acceptable Risk—Tier Two)—This category includes loans to borrowers maintaining acceptable financial conditions; however may exhibit certain characteristics of leverage or asset dependency that reflect a greater level of risk than Tier One credits. This category may also include borrowers exhibiting explainable interim losses within the previous three years and/or industry characteristics that warrant frequent monitoring.

          Grade 5 (Monitored Loans)—This category includes loans with trends or characteristics which, if continued, could result in impaired repayment ability. The borrower may exhibit a low degree of liquidity and relatively high leverage, erratic earnings history (including the possibility of a reported loss in the past four years), significant term debt and a nominal cushion for debt service capacity. Loans in this category may also include financing to start-up borrowers backed by experienced management and significant capital investment or established companies in distressed industry conditions.

          Grade 6 (Other Assets Especially Mentioned)—This category includes loans which have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or a weakening of Green's credit position at some future date. Grade 6 loans are not adversely classified and do not expose Green to sufficient risk to warrant adverse classification.

          Grade 7 (Substandard—Accruing)—This category includes loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any, or loans with identified weaknesses but where there is sufficient collateral value and/or cash flow coverage. This category includes loans that: (1) may require a secondary source of repayment (liquidation of collateral or repayment by a guarantor), (2) lack current financial information or appraisals, and/or (3) have collateral deficiencies such that Green would be in an unsecured position with an obligor not deserving unsecured credit. This category may also include borrowers with operating losses in recent periods.

          Grade 8 (Substandard—Nonaccrual)—This category includes loans with the same basic characteristics as Grade 7 loans and also meet Green's criteria for nonaccrual status, but do not warrant a Grade 9 or Grade 10 classification.

          Grade 9 (Doubtful/Exposure)—This category includes loans with all the Grade 7 or 8 characteristics but with weaknesses that make collection (or liquidation) highly questionable and improbable.

          Grade 10 (Loss)—This category includes loans which are considered uncollectible, or of such little value that they should no longer be carried as an asset of Green.

        The credit risk profile of loans aggregated by class and internally assigned risk grades as of the dates set forth were as follows:

	March 31, 2015
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)
Grade 1	$1,868	$—	$—	$—	$283	$1,209	$3,360
Grade 2	5,337	—	—	—	—	—	5,337
Grade 3	153,619	25,123	35,692	7,203	56,707	2,891	281,235
Grade 4	483,546	139,236	302,004	258,075	186,104	5,682	1,374,647
Grade 5	51,412	154	8,141	1,153	98	141	61,099
Grade 6	40,948	—	4,652	—	518	120	46,238
Grade 7	2,276	—	8,890	6,121	1,300	28	18,615
Grade 8	3,009	1,028	547	516	1,492	—	6,592
Grade 9	310	—	—	—	—	—	310

	742,325	165,541	359,926	273,068	246,502	10,071	1,797,433
Purchased Credit Impaired	2,055	1,063	7,145	57	3,089	—	13,409

Total loans	$744,380	$166,604	$367,071	$273,125	$249,591	$10,071	$1,810,842

	December 31, 2014
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)
Grade 1	$2,410	—	—	—	285	997	3,692
Grade 2	5,338	—	—	—	—	—	5,338
Grade 3	183,109	26,830	33,347	7,605	57,945	2,956	311,792
Grade 4	484,214	133,051	283,401	222,209	192,565	6,067	1,321,507
Grade 5	62,783	1,016	1,935	3,692	99	150	69,675
Grade 6	42,995	—	2,680	—	447	121	46,243
Grade 7	3,341	1,273	9,812	6,148	1,307	29	21,910
Grade 8	1,788	174	570	940	1,277	95	4,844
Grade 9	—	—	—	—	—	—	—

	785,978	162,344	331,745	240,594	253,925	10,415	1,785,001
Purchased Credit Impaired	2,432	1,248	7,261	72	3,141	—	14,154

Total loans	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

        Troubled Debt Restructurings—The restructuring of a loan is considered a troubled debt restructuring if both the borrower is experiencing financial difficulties and the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses.

        Troubled debt restructurings identified during the periods indicated were as follows:

	Three Months Ended March 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of March 31, 2015
	(Dollars in thousands)
Commercial & industrial	1	$739	$689

Total	1	$739	$689

        The modifications primarily related to extending the maturity date of the loans, which includes loans modified post-bankruptcy. Green did not forgive any principal or interest on the restructured loans. For the three months ended March 31, 2015, Green added $739 thousand in new troubled debt restructurings of which $689 thousand was still outstanding on March 31, 2015. The decrease in outstanding balance was due to payments totaling $50 thousand during the three months ended March 31, 2015. Restructured loans are individually evaluated for impairment. The allowance for loan losses included specific reserves of $37 thousand related to the $689 thousand loan at March 31, 2015.

        There were no loans restructured during the three months ended March 31, 2014.

6. LOANS

        The loan portfolio classified by type and class as of the dates set forth were as follows:

	December 31, 2014
	Originated	Acquired	Total
	(Dollars in thousands)
Commercial & industrial	$759,810	$28,600	$788,410
Real estate:
Owner occupied commercial real estate	148,197	15,395	163,592
Commercial real estate	308,521	30,485	339,006
Construction, land & land development	230,143	10,523	240,666
Residential mortgage	107,275	149,791	257,066
Consumer and other	6,785	3,630	10,415

Total loans held for investment	$1,560,731	$238,424	$1,799,155

Total loans held-for-sale	$573	$—	$573

	December 31, 2013
	Originated	Acquired	Total
	(Dollars in thousands)
Commercial & industrial	$674,621	$6,669	$681,290
Real estate:
Owner occupied commercial real estate	153,507	3,454	156,961
Commercial real estate	254,838	12,173	267,011
Construction, land & land development	139,867	200	140,067
Residential mortgage	105,888	474	106,362
Consumer and other	7,296	428	7,724

Total loans held for investment	$1,336,017	$23,398	$1,359,415

Total loans held-for-sale	$—	$—	$—

        The loan portfolio is comprised of three types, commercial and industrial loans, real estate loans and consumer and other loans. The real estate loans are further segregated into owner occupied commercial real estate, commercial real estate, which includes multi-family loans, construction, land and land development, which includes both commercial construction and loans for the construction of residential properties and residential mortgage, which includes first and second liens and home equity lines. Consumer and other loans includes various types of loans to consumers and overdrafts. Loans are further separated between loans originated by Green and loans acquired.

        Included in the loans held for investment balance was $10.3 million and $7.1 million of net deferred loan origination fees and unamortized premium and discount at December 31, 2014 and 2013, respectively. Also included in loans at December 31, 2014 and 2013, respectively was $1.4 million and $375 thousand in non-accretable discount on acquired credit impaired loans. Accrued interest receivable on loans was $4.5 million and $3.5 million at December 31, 2014 and 2013, respectively. Consumer and other loans include overdrafts of $51 thousand and $21 thousand as of December 31, 2014 and 2013, respectively.

        The loan portfolio consists of various types of loans made principally to borrowers located in the Houston, Dallas and Austin metropolitan areas. Although the portfolio is diversified and generally secured by various types of collateral, a substantial portion of its debtors' ability to honor their obligations is dependent on local economic conditions. The risks created by this geographic concentration and Green's exposure to energy related borrowers have been considered by management in the determination of the adequacy of the allowance for loan losses.

        Reserved-based energy loans outstanding represented approximately 8.7% and 9.6% of total funded loans, respectively, as of December 31, 2014 and 2013. Energy related service industry loans represented approximately 5.2% and 8.7% of total funded loans, respectively, as of December 31, 2014 and 2013. None of these loans were impaired as of December 31, 2014. Management believes the allowance for loan losses is appropriate to cover estimated losses on loans at each balance sheet date.

        Loan maturities and rate sensitivity of the loans held for investment, as of the date indicated, was as follows:

	December 31, 2014
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)
Commercial & industrial	$254,202	$484,088	$50,120	$788,410
Real estate:
Owner occupied commercial real estate	20,309	65,940	77,343	163,592
Commercial real estate	27,827	245,244	65,935	339,006
Construction, land & land development	42,433	112,086	86,147	240,666
Residential mortgage	3,541	62,111	191,414	257,066
Consumer and other	6,167	3,274	974	10,415

Total loans held for investment	$354,479	$972,743	$471,933	$1,799,155

Fixed rate	$41,402	$227,371	$113,189	$381,962
Floating rate	313,077	745,372	358,744	1,417,193

Total loans held for investment	$354,479	$972,743	$471,933	$1,799,155

        In the ordinary course of business, Green has granted loans to certain directors, officers and their affiliates. In the opinion of management, all transactions entered into between Green and such related parties have been and are in the ordinary course of business, made on the same terms and conditions as similar transactions with unaffiliated persons.

        An analysis of activity with respect to these related-party loans for the periods ended December 31, 2014 and 2013 was as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Beginning balance	$—	$—
Advances	2	—
Repayments	(2)	—

Ending Balance	$—	$—

        Acquired Loans—The outstanding principal balance and recorded investment in loans acquired from Share Plus at December 31, 2014 and October 17, 2014, was as follows:

	December 31, 2014	October 17, 2014
	(Dollars in thousands)
Credit impaired acquired loans:
Outstanding principal balance	$8,584	$8,782
Recorded investment	7,353	7,549

Discount, net	$1,231	$1,233

Other acquired loans:
Outstanding principal balance	221,100	247,394
Deferred fees, net	(3)	—
Recorded investment	219,157	245,262

Discount, net	$1,940	$2,132

Total acquired loans:
Outstanding principal balance	229,684	256,176
Deferred fees, net	(3)	—
Recorded investment	226,510	252,811

Discount, net	$3,171	$3,365

        The outstanding principal balance and recorded investment in the total acquired loans from all acquisitions at December 31, 2014 and 2013, was as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Credit impaired acquired loans:
Outstanding principal balance	$16,224	$8,477
Recorded investment	14,154	7,498

Discount, net	$2,070	$979

Other acquired loans:
Outstanding principal balance	226,284	16,187
Deferred fees, net	(3)	—
Recorded investment	224,270	15,900

Discount, net	$2,011	$287

Total acquired loans:
Outstanding principal balance	242,508	24,664
Deferred fees, net	(3)	—
Recorded investment	238,424	23,398

Discount, net	$4,081	$1,266

        Changes in the accretable yield for credit impaired acquired loans for the periods indicated, were as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Balance at beginning of period	$603	$510
Additions	62	—
Reclassifications from (to) nonaccretable yield	161	192
Accretion	(141)	(99)

Balance at period end	$685	$603

        Purchased credit impaired loans are evaluated on an ongoing basis after acquisition. Reclassifications from nonaccretable yield to accretable yield are recorded based on the current estimates of the timing and amount of expected future cash flows.

        Nonaccrual and Past Due Loans—When management doubts a borrower's ability to meet payment obligations, which typically occurs when principal or interest payments are more than 90 days past due, the loans are placed on nonaccrual status.

        The age analysis of loans, segregated by class, as of the dates set forth was as follows:

	December 31, 2014
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)
Originated Loans
Commercial & industrial	$7,266	$—	$7,266	$1,789	$—	$750,755	$759,810
Real estate:
Owner occupied commercial real estate	1,464	—	1,464	173	—	146,560	148,197
Commercial real estate	—	—	—	—	—	308,521	308,521
Construction, land & land development	677	—	677	940	—	228,526	230,143
Residential mortgage	382	16	398	1,277	—	105,600	107,275
Consumer and other	217	—	217	95	—	6,473	6,785

Total loans held for investment	$10,006	$16	$10,022	$4,274	$—	$1,546,435	$1,560,731

Acquired Loans
Commercial & industrial	$137	$—	$137	$—	$2,432	$26,031	$28,600
Real estate:
Owner occupied commercial real estate	—	—	—	—	1,248	14,147	15,395
Commercial real estate	1,141	—	1,141	570	7,261	21,513	30,485
Construction, land & land development	2,048	—	2,048	—	72	8,403	10,523
Residential mortgage	981	—	981	—	3,141	145,669	149,791
Consumer and other	7	—	7	—	—	3,623	3,630

Total loans held for investment	$4,314	$—	$4,314	$570	$14,154	$219,386	$238,424

	December 31, 2013
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)
Originated Loans
Commercial & industrial	$4,988	$—	$4,988	$7,345	$—	$662,288	$674,621
Real estate:
Owner occupied commercial real estate	780	536	1,316	—	—	152,191	153,507
Commercial real estate	—	780	780	164	—	253,894	254,838
Construction, land & land development	—	—	—	587	—	139,280	139,867
Residential mortgage	221	—	221	1,328	—	104,339	105,888
Consumer and other	208	—	208	1,284	—	5,804	7,296

Total loans held for investment	$6,197	$1,316	$7,513	$10,708	$—	$1,317,796	$1,336,017

Acquired Loans
Commercial & industrial	$—	$—	$—	$—	$895	$5,774	$6,669
Real estate:
Owner occupied commercial real estate	—	—	—	—	1,655	1,799	3,454
Commercial real estate	—	—	—	652	4,676	6,845	12,173
Construction, land & land development	—	—	—	—	96	104	200
Residential mortgage	—	—	—	—	176	298	474
Consumer and other	24	—	24	—	—	404	428

Total loans held for investment	$24	$—	$24	$652	$7,498	$15,224	$23,398

        Impaired Loans—The following is a summary of information related to impaired, nonaccrual and restructured loans as of the dates set forth:

	December 31,
	2014	2013
	(Dollars in thousands)
Nonaccrual loans	$2,127	$1,496
Accruing loans past due 90 days or more	16	1,316
Restructured loans—nonaccrual	2,717	9,864
Restructured loans—accruing	2,257	4,072

Total nonperforming loans	$7,117	$16,748

        Based on an analysis of impaired loans at December 31, 2014 and 2013, an allowance of $468 thousand and $4.3 million, respectively, was allocated to impaired loans. The average recorded investment in impaired loans for the years ended December 31, 2014 and 2013, was $11.7 million and $38.0 million, respectively. There was approximately $667 thousand, $373 thousand and $253 thousand in interest recognized on impaired loans, for the years ended December 31, 2014, 2013 and 2012, respectively. Interest recognized includes interest accrued on restructured loans that are performing based on their restructured terms and interest collected on paid nonaccrual loans.

        Impaired loans of $4.8 million and $11.4 million at December 31, 2014 and 2013 respectively, have been categorized by management as nonaccrual loans. Interest foregone on nonaccrual loans for the years ended December 31, 2014, 2013 and 2012 was approximately $401 thousand, $657 thousand and $775 thousand, respectively.

        The following table presents additional information regarding impaired loans that were individually evaluated for impairment as of the dates indicated:

	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial & industrial	$1,424	$1,424	$—
Owner occupied commercial real estate	173	173	—
Commercial real estate	2,506	2,510	—
Construction, land & land development	969	969	—
Residential mortgage	1,277	1,277	—
Consumer and other	155	156	—
With an allowance recorded:
Commercial & industrial	$502	$502	$373
Consumer and other	95	95	95

Total:
Commercial & Industrial	$1,926	$1,926	$373
Real Estate	4,925	4,929	—
Consumer and other	250	251	95

	$7,101	$7,106	$468

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial & industrial	$631	$631	$—
Commercial real estate	2,690	2,692	—
Construction, land & land development	1,751	1,751	—
Residential mortgage	1,213	1,213	—
Consumer and other	170	170	—
With an allowance recorded:
Commercial & industrial	$6,932	$6,932	$2,924
Commercial real estate	653	653	45
Residential mortgage	114	114	88
Consumer and other	1,278	1,278	1,278

Total:
Commercial & Industrial	$7,563	$7,563	$2,924
Real Estate	6,421	6,423	133
Consumer and other	1,448	1,448	1,278

	$15,432	$15,434	$4,335

        Credit Quality—Internally assigned risk grades for loans are defined as follows:

          Grade 1 (Highest Quality—No Apparent Risk)— This category includes loans to borrowers of unquestioned credit standing which are secured by readily marketable collateral of undisputed value, with appropriate margin. It also includes loans to borrowing entities with: excellent capitalization, liquidity and earnings levels; quality management; positive financial trends; and favorable industry conditions.

          Grade 2 (Good Quality—Minimal Risk)— This category includes loans to investment grade entities with: good liquidity and financial condition, nominal term debt, strong debt service capability, solid management, and quality financial information. These loans are usually secured with current assets, but may be unsecured. Alternative financing from other lenders is generally available to these borrowers.

          Grade 3 (Satisfactory Quality—Acceptable Risk—Tier One)— This category includes loans to entities maintaining fair liquidity and acceptable financial conditions. The level of term debt is moderate, with adequate debt service capability. Earnings may be volatile, but borrowers in this category generally do not show a loss within the last three years. Primary debt service must be supported by identified secondary repayment sources or by guarantors with adequate and proven responsibility and capacity.

          Grade 4 (Satisfactory Quality—Acceptable Risk—Tier Two)— This category includes loans to borrowers maintaining acceptable financial conditions; however may exhibit certain characteristics of leverage or asset dependency that reflect a greater level of risk than Tier One credits. This category may also include borrowers exhibiting explainable interim losses within the previous three years and/or industry characteristics that warrant frequent monitoring.

          Grade 5 (Monitored Loans)— This category includes loans with trends or characteristics which, if continued, could result in impaired repayment ability. The borrower may exhibit a low degree of liquidity and relatively high leverage, erratic earnings history (including the possibility of a reported loss in the past four years), significant term debt and a nominal cushion for debt service capacity. Loans in this category may also include financing to start-up borrowers backed by experienced management and significant capital investment or established companies in distressed industry conditions.

          Grade 6 (Other Assets Especially Mentioned)— This category includes loans which have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or a weakening of Green's credit position at some future date. Grade 6 loans are not adversely classified and do not expose Green to sufficient risk to warrant adverse classification.

          Grade 7 (Substandard—Accruing)— This category includes loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any, or loans with identified weaknesses but where there is sufficient collateral value and/or cash flow coverage. This category includes loans that: (1) may require a secondary source of repayment (liquidation of collateral or repayment by a guarantor), (2) lack current financial information or appraisals, and/or (3) have collateral deficiencies such that Green would be in an unsecured position with an obligor not deserving unsecured credit. This category may also include borrowers with operating losses in recent periods.

          Grade 8 (Substandard—Nonaccrual)— This category includes loans with the same basic characteristics as Grade 7 loans and also meet Green's criteria for nonaccrual status, but do not warrant a Grade 9 or Grade 10 classification.

          Grade 9 (Doubtful/Exposure)— This category includes loans with all the Grade 7 or 8 characteristics but with weaknesses that make collection (or liquidation) highly questionable and improbable.

          Grade 10 (Loss)— This category includes loans which are considered uncollectible, or of such little value that they should no longer be carried as an asset of Green.

        The credit risk profile of loans aggregated by class and internally assigned risk grades as of the dates set forth were as follows:

	December 31, 2014
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)
Grade 1	$2,410	—	—	—	285	997	3,692
Grade 2	5,338	—	—	—	—	—	5,338
Grade 3	183,109	26,830	33,347	7,605	57,945	2,956	311,792
Grade 4	484,214	133,051	283,401	222,209	192,565	6,067	1,321,507
Grade 5	62,783	1,016	1,935	3,692	99	150	69,675
Grade 6	42,995	—	2,680	—	447	121	46,243
Grade 7	3,341	1,273	9,812	6,148	1,307	29	21,910
Grade 8	1,788	174	570	940	1,277	95	4,844
Grade 9	—	—	—	—	—	—	—

	785,978	162,344	331,745	240,594	253,925	10,415	1,785,001
Purchased Credit Impaired	2,432	1,248	7,261	72	3,141	—	14,154

Total loans	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	December 31, 2013
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)
Grade 1	$2,657	$—	$—	$—	$292	$548	$3,497
Grade 2	7,750	—	—	—	—	50	7,800
Grade 3	161,581	26,548	37,750	12,058	71,264	3,785	312,986
Grade 4	474,831	118,070	213,946	124,972	32,735	1,653	966,207
Grade 5	10,970	10,631	8,752	2,323	149	248	33,073
Grade 6	11,790	—	569	—	—	107	12,466
Grade 7	3,471	57	502	31	418	49	4,528
Grade 8	6,106	—	816	587	1,328	6	8,843
Grade 9	1,239	—	—	—	—	1,278	2,517

	680,395	155,306	262,335	139,971	106,186	7,724	1,351,917
Purchased Credit Impaired	895	1,655	4,676	96	176	—	7,498

Total loans	$681,290	$156,961	$267,011	$140,067	$106,362	$7,724	$1,359,415

        Troubled Debt Restructurings—The restructuring of a loan is considered a troubled debt restructuring if both the borrower is experiencing financial difficulties and the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses.

        Troubled debt restructurings identified during the periods indicated were as follows:

	Year Ended December 31,
	2014			2013
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment
	(Dollars in thousands)
Commercial & industrial	4	$915	$353	8	$8,400	$5,587
Commercial real estate	1	580	570	1	2,562	2,526
Construction, land & land development	1	30	29	3	4,783	1,164
Consumer and other	1	125	121	2	146	146

Total	7	$1,650	$1,073	14	$15,891	$9,423

        During the year ended December 31, 2014, Green added $1.7 million in new troubled debt restructurings. The modifications primarily related to extending the maturity date of the loans, which includes loans modified post-bankruptcy. Green did not forgive any principal or interest on the restructured loans. Following the restructure, none were paid in full and $533 thousand defaulted on the modified terms and were charged off during the year. Restructured loans are individually evaluated for impairment. The allowance for loan losses included specific reserves of $21 thousand relates to one loan at December 31, 2014.

        During the year ended December 31, 2013, Green added $15.9 million in new troubled debt restructurings. The modifications primarily related to extending the maturity date of the loans, which includes loans modified post-bankruptcy. Green did not forgive any principal or interest on the restructured loans. Following the restructure, $4.8 million were paid in full and $65 thousand defaulted on the modified terms and were charged off during the year. The restructured loans were individually evaluated for impairment. The allowance for loan losses included specific reserves of $3.7 million related to these loans at December 31, 2013.